Others - Schedule of Financial Instruments (Details) - Financial Instruments [Member] - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial assets at amortised cost
Cash and cash equivalents	$ 53,349	$ 117,748	$ 150,108
Financial assets at amortised cost	82,400	82,000	97,350
Accounts receivable	3,454	6,557	4,714
Other receivables	154	24	18
Guarantee deposits paid	2,441	13,754	5,765
Total financial assets	141,798	220,083	257,955
Financial liabilities at amortised cost
Short-term borrowings	90,000	90,000	90,000
Accounts payable	151	16	346
Other accounts payable	15,226	109,277	11,561
Other payables to related parties			2,487
Long-term borrowings (including current portion)	36,983	43,875	47,893
Total financial liabilities	142,360	243,168	152,287
Current lease liabilities	13,416	12,190	5,562
Non-current lease liabilities	6,152	13,474	3,259
Total lease liabilities	$ 19,568	$ 25,664	$ 8,821